PROVISION FOR EMPLOYEE BENEFITS - Movements in provision for the post-employment benefit (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movements in provisions
Balance at beginning	₺ 27,117
Balance at ending	104,284	₺ 27,117
Post-employment benefits
Movements in provisions
Balance at beginning	27,117	14,339
Charge for the year	45,184	4,324
Interest cost	12,460	2,336
Actuarial losses	75,111	23,041
Acquisition of subsidiary		633
Payments during the year	(20,725)	(8,087)
Monetary gain	(34,863)	(9,469)
Balance at ending	₺ 104,284	₺ 27,117